Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) FinancialInstitution	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 3,048	$ 6,412
Restricted cash	50	0
Restricted cash, non-current	350	350
Cash and cash equivalents and restricted cash	3,448	$ 6,762	$ 7,736	$ 14,501
Restricted deposits pledged as collateral	50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution		1
April 2023 Neptune Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity	$ 350	$ 350